Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Schedule of summary of the estimated fair values of the assets acquired and liabilities
Trade receivables	$1,425
Inventory	7,965
Other Current Assets	593
Fixed Assets	16,074
Leafline Industries, LLC	2,259
Intangible assets	107,000
Accounts payable and other liabilities	(1,025)
Accrued Liabilities	(1,173)
Net identifiable assets acquired	133,118
Goodwill	19,922
Total acquisition consideration	$153,040

Trade receivables	$1,425
Inventory	7,965
Other Current Assets	593
Fixed Assets	16,074
Leafline Industries, LLC	2,259
Intangible assets	107,000
Accounts payable and other liabilities	(1,025)
Accrued Liabilities	(1,173)
Net identifiable assets acquired	133,118
Goodwill	19,922
Total acquisition consideration	$153,040

Schedule of intangible assets and their estimated useful lives
	Fair Value (In Thousands)	Useful Life (In Years)
Trade name	$4,000	3
Customer relationships	23,000	5
Licenses	80,000	10
Total	$107,000
	Fair Value (In Thousands)	Useful Life (In Years)
Trade name	$2,000	3
Customer relationships	6,000	5
Total	$8,000

	Fair Value (In Thousands)	Useful Life (In Years)
Trade name	$4,000	3
Customer relationships	23,000	5
Licenses	80,000	10
Total	$107,000
	Fair Value (In Thousands)	Useful Life (In Years)
Trade name	$2,000	3
Customer relationships	6,000	5
Total	$8,000

Schedule of estimated fair values of the assets acquired and liabilities
(in thousands)
Inventory	$4,705
Fixed assets	8,780
Other Assets	50
Intangible assets	8,000
Note Payable – Term – Long	(4,600)
Net identifiable assets acquired	16,935
Goodwill	51,736
Total acquisition consideration	$68,671

(in thousands)
Inventory	$4,705
Fixed assets	8,780
Other Assets	50
Intangible assets	8,000
Note Payable – Term – Long	(4,600)
Net identifiable assets acquired	16,935
Goodwill	51,736
Total acquisition consideration	$68,671

Schedule of consideration and the debt extinguished and transaction costs
(in thousands)	For the period ended December 31, 2021 (unaudited)	For the year ended December 31, 2020 (unaudited)
Pro forma Revenue	$42,717	$36,411
Pro forma Net Income (Loss)	$2,565	$(14,716)